Other assets and prepayments	12 Months Ended
Dec. 31, 2022
Other assets and prepayments
Other assets and prepayments

19. Other assets and prepayments

Other assets and prepayments are comprised of the following items:

Other assets and prepayments	December 31,
in €‘000	2021	2022
Prepaid expenses	20,111	28,899
Other financial assets	4,684	3,842
Taxes and fees	1,580	3,561
Other	4,786	6,611
Total	31,161	42,913